Borrowings - Schedule of Borrowings from Related Parties (Parentheticals) (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Loan from associated entities [Member]
Schedule of Borrowings from Related Parties [Line Items]
Period for interest free loan from related parties	5 years	5 years